Financial Risk Management - Schedule of Capital Objectives-Related Information (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Objectives Related Information [Line Items]
Free cash ﬂow before M&A	kr 7.6	kr 4.3
Positive net cash	kr 34.5	kr 35.9
Moody's [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	Ba2,positive	Ba2, stable
Standard and Poor's [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	BB+,positive	BB+, stable
Fitch [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	BBB-, stable	BBB-, stable